Equity (Deficit) - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands		1 Months Ended		4 Months Ended	12 Months Ended
	Apr. 30, 2020 MXN ($)	May 31, 2020 MXN ($)	May 31, 2020 EUR (€)	Apr. 30, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	May 01, 2021 EUR (€)
Disclosure of equity [line items]
Recognized net losses								$ 509,052,065	$ 282,112,024			$ 294,775,877
Negative equity amount								2,404,727,030				2,170,000,783
Negative working capital							$ 464,254,286	442,550,332
Gain (loss) on non-controlling interest							(128,502)	(369,692)	(141,793)
Net actuarial losses in other comprehensive income (loss) net of deferred income tax							$ 205,401,008	$ (19,178,587)
Short- term debt principal maturities												$ 492,283,613
Percentage of discount and return on plan asset						8.46%		7.08%				8.46%
Proportion of ownership interest held						100.00%	100.00%
Total assets						$ 99,696,270		$ 1,928,487,928				$ 2,052,098,171
Total liabilities						205,120,555		4,333,214,958				4,222,098,954
Negative capital						(105,424,285)		(2,404,727,030)	(1,931,409,302)			(2,170,000,783)
Net (loss) income						$ (14,320,979)	$ (294,775,877)	(509,052,065)	(282,112,024)
Percentage of share profit duty						54.00%	54.00%
Post-employment benefit expense, defined benefit plans							$ (13,582,084)	(1,100,733)
Certificates of Contribution "A" [member]
Disclosure of equity [line items]
Negative capital						$ 40,871,843		524,931,447	$ 478,675,447			$ 841,285,576
Capital contributions received from government towards construction of refinery and payment of debt							316,354,129
Forecast [Member]
Disclosure of equity [line items]
Total Approved financing for 2022										$ 65,000,000
Approved financing for 2022					$ 1,860,000					$ 27,242,000
Disposal Of Non Controlling Interest In HJ Barreras [member]
Disclosure of equity [line items]
Proportion of ownership interest held		51.00%	51.00%
Total consideration		$ 134,716	€ 5,100
Total assets	$ 1,558,000			$ 1,558,000									€ 8,400
Total liabilities	2,945,300			$ 2,945,300
Percentage of ownership interest				49.00%
Negative capital	1,387,300			$ 1,387,300
Net (loss) income	$ 224,500
Gain on disposal of investments							833,038
Federal budget [member]
Disclosure of equity [line items]
Negative budget financial balance							62,750,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of equity [line items]
Percentage of share profit duty					40.00%
Non Adjusting Event Reporting Period [Member]
Disclosure of equity [line items]
Mexican government contributions for payment of short term maturities borrowings											$ 45,437,538
Contributions A [member]
Disclosure of equity [line items]
Increase in Certificates of Contribution							$ 316,354,129	$ 46,256,000